FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENTS [Abstract]
Financial Assets Measured at Fair Value on Recurring Basis
The Company's financial assets measured at fair value on a recurring basis, including interest receivable components consisted of the following types of instruments as of December 31, 2013 and 2012:

	December 31, 2013
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$79	$-	$-	$79

Available-for-sale:

Foreign banks and government debentures	-	88,701	-	88,701
Corporate debentures	-	55,048	-	55,048

Total financial assets	$79	$143,749	$-	$143,828

	December 31, 2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$701	$-	$-	$701

Available-for-sale:

Foreign banks and government debentures	-	87,309	-	87,309
Corporate debentures	-	47,809	-	47,809

Total financial assets	$701	$135,118	$-	$135,819